Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash flows from operating activities
Net loss:	$ (9,224)	$ (13,373,003)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for income taxes	0	87,882
Share-based compensation expense	0	1,760,806
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(1,176)	(1,849,170)
Accounts payable	0	3,596,634
Accrued expenses	0	1,479,041
Amount due to related party	10,400	(10,400)
Net cash used in operating activities	0	(8,308,210)
Cash flows from investing activities
Purchase of property in development	0	(9,797,400)
Net cash used in investing activities	0	(9,797,400)
Cash flows from financing activities
Borrowings on mortgage payable, net of debt discount	0	3,550,660
Issuance of common shares and warrants	0	25,426,254
Cost and fees on issuance of common shares	0	(324,555)
Net cash provided by financing activities	0	28,652,359
Net increase in cash and cash equivalents	0	10,546,749
Cash and cash equivalents, beginning of period	0	0
Cash and cash equivalents, end of period	$ 0	$ 10,546,749